Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Schedule of effective income tax rate
	For the Six Months Ended
	June 30,	June 30,
	2022	2021
US Statutory income tax rate	21%	21%
Valuation allowance	(21)%	(21)%
Total	-	-

	For the Years Ended
	December 31,	December 31,
	2021	2020
US Statutory income tax rate	21.00%	21.00%
PRC income tax adjustment	4.00%	4.00%
Valuation allowance	(28.03)%	(73.38)%
Effect of expenses not deductible for tax purpose	0.00%	0.00%
Effect of income tax exemptions and reliefs	0.00%	0.00%
Others	(5.40)%	(19.14)%
Total	(8.43)%	(67.53)%

Schedule of provision for income taxes
	For the Six Months Ended June 30,
	2022	2021
Current	$6,406	$-
Deferred	-	-
Total	$6,406	$-

	For the Years Ended December 31,
	2021	2020
Current	$22,931	$34,253
Deferred	192,050	(429,232)
Total	$214,981	$(394,979)